Debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 74,968,124	₩ 75,418,859
Discount on debt securities issued	(79,958)	(109,067)
Gain(Loss) on fair value hedges	246,228	53,572
In won
Debt securities issued [Line Items]
Debt securities issued, gross	64,186,881	64,871,238
Discount on debt securities issued	(39,309)	(66,334)
Gain(Loss) on fair value hedges	₩ (63,652)	₩ (87,692)
In won | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	8.00%	8.00%
Minimum interest rate	0.67%	0.71%
Debt securities issued, gross	₩ 59,816,756	₩ 60,501,093
Discount on debt securities issued	₩ 0	₩ 0
In won | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.60%	4.60%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 4,370,125	₩ 4,370,145
Discount on debt securities issued	0	0
In won | Gain (loss) on fair value hedges
Debt securities issued [Line Items]
Discount on debt securities issued	0	0
Gain(Loss) on fair value hedges	(63,652)	(87,692)
In won | Discount on debt securities issued
Debt securities issued [Line Items]
Discount on debt securities issued	(39,309)	(66,334)
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	10,781,243	10,547,621
Discount on debt securities issued	(40,649)	(42,733)
Gain(Loss) on fair value hedges	₩ 309,880	₩ 141,264
In foreign currency | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	7.59%	7.59%
Minimum interest rate	0.25%	0.01%
Debt securities issued, gross	₩ 7,182,619	₩ 6,750,085
Discount on debt securities issued	₩ 0	₩ 0
In foreign currency | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	5.10%	5.10%
Minimum interest rate	3.34%	3.34%
Debt securities issued, gross	₩ 3,598,624	₩ 3,797,536
Discount on debt securities issued	0	0
In foreign currency | Gain (loss) on fair value hedges
Debt securities issued [Line Items]
Discount on debt securities issued	0	0
Gain(Loss) on fair value hedges	309,880	141,264
In foreign currency | Discount on debt securities issued
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (40,649)	₩ (42,733)